Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock High Yield Muni Income Bond ETF
BlackRock Intermediate Muni Income Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 4, 2022
to the Summary Prospectus and Prospectus of each Fund, as supplemented to date
Effective immediately, the Summary Prospectus and Prospectus of each Fund, as applicable, are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for BlackRock High Yield Muni Income Bond ETF and BlackRock Intermediate Muni Income Bond ETF are amended to add the following:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.

BlackRock High Yield Muni Income Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock High Yield Muni Income Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 4, 2022
to the Summary Prospectus and Prospectus of each Fund, as supplemented to date
Effective immediately, the Summary Prospectus and Prospectus of each Fund, as applicable, are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for BlackRock High Yield Muni Income Bond ETF and BlackRock Intermediate Muni Income Bond ETF are amended to add the following:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.

BlackRock Intermediate Muni Income Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock Intermediate Muni Income Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 4, 2022
to the Summary Prospectus and Prospectus of each Fund, as supplemented to date
Effective immediately, the Summary Prospectus and Prospectus of each Fund, as applicable, are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for BlackRock High Yield Muni Income Bond ETF and BlackRock Intermediate Muni Income Bond ETF are amended to add the following:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.